Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments
The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2021. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2021 for forward contracts, and based on spot rates as of September 30, 2021 for options.

Notional Value*
Foreign exchange contracts	$1,260,450

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts
The Company records all derivative instruments on the balance sheet at fair value. For further information, please see Note 5 to the consolidated financial statements. The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2021 and September 30, 2020, is as follows:

	As of September 30,
	2021	2020
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$6,962	$21,153
Other noncurrent assets	3,068	1,317
Accrued expenses and other current liabilities	(70)	(2,089)

	9,960	20,381
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	4,230	3,068
Accrued expenses and other current liabilities	(3,211)	(2,813)

	1,019	255

Net fair value	$10,979	$20,636

Effect of Cash Flow Hedging Instruments
The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2021, 2020 and 2019, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) (Effective Portion) Year Ended September 30,
	2021	2020	2019
Line item in consolidated statements of income:
Revenue	$(473)	$834	$19
Cost of revenue	20,209	4,166	(8,627)
Research and development	6,069	1,646	(2,059)
Selling, general and administrative	6,347	2,500	(2,309)

Total	$32,152	$9,146	$(12,976)

Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges
The activity related to the changes in net unrealized gains (losses) on cash flow hedges recorded in accumulated other comprehensive income (loss), net of tax, is as follows:

	Year Ended September 30,
	2021	2020	2019
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	$18,836	$3,945	$(26,608)
Changes in fair value of cash flow hedges, net of tax	24,239	21,903	19,228
Reclassification of (gain) loss into earnings, net of tax	(29,302)	(7,012)	11,325

Net unrealized gain (loss) on cash flow hedges, net of tax, end of period	$13,773	$18,836	$3,945

Effect of Non-Designated as Hedging Instruments
The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2021, 2020 and 2019, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	Gains (Losses) Recognized in Income Year Ended September 30,
	2021	2020	2019
Line item in statements of income:
Cost of revenue	$4,786	$(718)	$401
Research and development	1,187	(341)	14
Selling, general and administrative	1,301	(559)	294
Interest and other expense, net	1,808	255	5,845
Income taxes	(3,125)	(679)	(528)

Total	$5,957	$(2,042)	$6,026